PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Depreciation expense	$ 9,211	$ 7,903	$ 14,088	$ 15,794